Principal accounting policies - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2025 $ / shares	Mar. 31, 2025	Sep. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2025 CNY (¥) item $ / ¥ shares	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Significant Accounting Policies
Rate of translations of amounts from RMB into US$ | $ / ¥					6.9931
Equity method investment, other than temporary impairment					¥ 0		¥ 0	¥ 0
Impairment loss of investments					43,698		166,127	210,813
Indefinitely lived intangible assets net					¥ 0		0
Number of reporting units | item					2	2
Impairment of goodwill					¥ 0		0	0
Impairment of long-lived assets					¥ 0		0	0
Noble member status duration					1 month	1 month
Advertising revenues contract term					3 months	3 months
Period over which payments are due					3 months	3 months
Deferred revenue, revenue recognized					¥ 265,628		412,257	446,881
Revenue expected to be recognized from remaining performance obligations					259,991
Employee social security and welfare benefits					136,623		142,272	194,779
Allocated share-based compensation expense					73,592	$ 10,523	64,520	78,265
Interest and penalties recognized associated with uncertain tax positions					0		0	0
Unrecognized uncertain tax positions					¥ 0		0
Minimum percentage appropriation to general reserve fund required					10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)					50.00%	50.00%
Appropriations for the general reserve funds and statutory surplus fund					¥ 0		0	0
Fair value changes					¥ 120,027		¥ 145,458	¥ 35,811
Special cash dividend declared Q1 2024
Significant Accounting Policies
Dividends Payable, Date Declared				Mar. 19, 2024
Dividends Payable, Date of Record				May 10, 2024
Special cash dividend declared Q3 2024
Significant Accounting Policies
Dividends Payable, Date Declared			Aug. 13, 2024
Dividends Payable, Date of Record			Oct. 09, 2024
Dividends declared for the years 2025
Significant Accounting Policies
Dividends Payable, Date Declared		Mar. 18, 2025
Dividends Payable, Date of Record	Jun. 17, 2025
Dividends declared for the years 2026
Significant Accounting Policies
Dividends Payable, Date Declared		Mar. 18, 2025
Maximum
Significant Accounting Policies
Noble member status duration					24 months	24 months
Ordinary Shares | Special cash dividend declared Q1 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares				$ 0.66
Ordinary Shares | Special cash dividend declared Q3 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares			$ 1.08
Ordinary Shares | Dividends declared for the years 2025
Significant Accounting Policies
Cash dividend per ordinary share | $ / shares	$ 1.47
American Depository Shares | Special cash dividend declared Q1 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares				$ 0.66
American Depository Shares | Special cash dividend declared Q3 2024
Significant Accounting Policies
Special cash dividend declared (in USD per share) | $ / shares			$ 1.08
American Depository Shares | Dividends declared for the years 2025
Significant Accounting Policies
Cash dividend per ordinary share | $ / shares	$ 1.47
Performance Shares
Significant Accounting Policies
Share-based compensation arrangement by share-based payment award, other than options granted | shares					0	0	0	0
Allocated share-based compensation expense					¥ 0		¥ 0	¥ 0
Research and development expenses
Significant Accounting Policies
Capitalized costs					0		0	0
Severance costs					23,458		25,857	34,000
Allocated share-based compensation expense					22,772	$ 3,256	27,269	40,679
Sales and marketing expenses
Significant Accounting Policies
Advertising and market promotion expenses					229,478		233,149	348,235
Allocated share-based compensation expense					¥ 1,141	$ 163	¥ 1,147	¥ 2,842